Tidal Trust II

234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

April 24, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF , Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 22, 2026, and filed electronically as Post-Effective Amendment No. 580 to the Trust’s Registration Statement on Form N-1A on April 22, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II